Commitments and Contingencies	12 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Commitments and Contingencies
(17)	Commitments and Contingencies

The Company and its operating subsidiaries are contingently liable for loan guarantees to its affiliates and others in the amount of approximately ¥50,592 million as of March 31, 2011.

Hitachi Capital Corporation (HCC) and certain other financial subsidiaries provide guarantees to financial institutions for extending loans to customers of the subsidiaries. As of March 31, 2011, the undiscounted maximum potential future payments under such guarantees amounted to ¥393,729 million. For providing these guarantees, the subsidiaries obtain collateral appropriate for the amounts of the guarantees, and therefore, the Company considers the risk to be low. The Company accrued ¥13,226 million as an obligation to stand ready to perform over the term of the guarantees in the event the customer cannot make scheduled payments.

The subsidiaries provide certain revolving lines of credit to their credit card holders in accordance with the terms of the credit card business customer service contracts. In addition, the Company and HCC provide loan commitments to affiliates and others.

The outstanding balance of these revolving lines of credit, credit facilities and loan commitments as of March 31, 2011 is as follows:

Yen (millions)
Total commitment available	11,289
Less amount utilized	1,087

Balance available	10,202

A portion of these revolving lines of credit is pending credit approval and cannot be utilized.

The Company and certain subsidiaries have line of credit arrangements with banks in order to secure a financing source for business operations. The unused lines of credit as of March 31, 2011 amounted to ¥400,078 million, primarily related to unused lines of credit belonging to the Company. The Company maintains commitment line agreements with a number of banks and pays commissions as consideration. These commitment agreements generally provide a one-year term, and are subject to renewal at the end of the term. The unused availability under these agreements as of March 31, 2011 amounted to ¥200,000 million. The Company also maintains another commitment line agreement, whose three years and two months term ends in May 2013, with financing companies. The unused availability under this agreement as of March 31, 2011 amounted to ¥100,000 million.

As of March 31, 2011, outstanding commitments for the purchase of property, plant and equipment were approximately ¥38,819 million.

It is a common practice in Japan for companies, in the ordinary course of business, to receive promissory notes in the settlement of trade accounts receivable and to subsequently discount such notes to banks or to transfer them by endorsement to suppliers in the settlement of accounts payable. As of March 31, 2011 and 2010, the Company and subsidiaries were contingently liable for trade notes discounted and endorsed in the following amounts:

	Yen (millions)
	2011	2010
Notes discounted	3,593	3,497
Notes endorsed	1,851	2,538

	5,444	6,035

A certain subsidiary is contingently liable for the transfer of export receivables with recourse. As of March 31, 2011, the amount of transfer of export receivables with recourse was ¥7,382 million.

The Company and its subsidiaries provide warranties for certain of their products. The accrued product warranty costs are based primarily on historical experience of actual warranty claims. The changes in accrued product warranty costs for the years ended March 31, 2011, 2010 and 2009 are summarized as follows:

	Yen (millions)
	2011	2010	2009
Balance at beginning of year	56,957	60,449	73,715
Expense recognized upon issuance of warranties	20,755	20,806	34,990
Usage	(19,219)	(21,696)	(43,369)
Other, including effect of foreign currency translation	(3,164)	(2,602)	(4,887)

Balance at end of year	55,329	56,957	60,449

On June 15, 2006, Hamaoka Nuclear Power Station No. 5 of Chubu Electric Power Co., Inc. shut down due to turbine damage. As a precautionary measure, on July 5, 2006, Shika Nuclear Power Station No. 2 of Hokuriku Electric Power Company, which uses the same type of turbines, was shut down for an examination of the turbines and the examination revealed damage to the turbine vanes. The Company accrued a provision for the repair costs.

In September 2008, Chubu Electric Power Co., Inc. filed a lawsuit against the Company. Chubu Electric Power Co., Inc. seeks compensation for consequential losses of ¥41,800 million mostly composed of the additional costs to switch to thermal power arising from the shutdown at Hamaoka Nuclear Power Station No.5. In May 2009, Hokuriku Electric Power Company filed a lawsuit against the Company. Hokuriku Electric Power Company seeks compensation for consequential losses of ¥33,701 million mostly composed of the additional costs to switch to thermal power arising from the shutdown at Shika Nuclear Power Station No.2. The Company is vigorously defending itself in these lawsuits. The Company has not accrued for consequential losses related to these lawsuits. However, there can be no assurance that the Company will not be liable for any amount claimed.

In January 2007, the European Commission ordered the Company and one of its affiliated companies to pay a fine for infringement of EC antitrust rules regarding alleged antitrust violations for the gas insulated switchgear equipment used at substations. In April 2007, the Company lodged an appeal with the Court of First Instance of the European Communities requesting the court to annul the decision of the European Commission. The determination has not been rendered at present, but the Company accrued the reasonably estimated amount for the fine.

In December 2006, the Company and a subsidiary in Europe received requests for information from the European Commission, and a subsidiary in Japan received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice, all in respect of alleged antitrust violations relating to liquid crystal displays. The Japanese subsidiary paid the fine in relation to the investigation by the Antitrust Division of the U.S. Department of Justice in June 2009.

In June 2007, the Company received requests for information from the European Commission in respect of alleged antitrust violations relating to dynamic random access memories. In May 2010, the European Commission ordered the Company to pay a fine for infringement of EC antitrust rules. The Company paid that fine in August 2010.

In November 2007, a subsidiary of the Company in the U.S. received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice in respect of alleged antitrust violations relating to cathode ray tubes. In addition, in November 2007, two subsidiaries in Asia and in Europe received requests for information from the European Commission. Furthermore, in November 2007, a subsidiary in Canada received requests for information from the Canadian Competition Bureau.

In June 2009, a subsidiary of the Company in Japan received a grand jury subpoena in connection with the investigation conducted by the Antitrust Division of the U.S. Department of Justice and received requests for information from the European Commission, and a subsidiary of the Company in Korea was investigated in Singapore by the Competition Commission of Singapore, all in respect of alleged antitrust violations relating to optical disk drives. Those subsidiaries accrued the reasonably estimated amount for the loss in relation to the investigation.

The Company and these companies have cooperated with the competent authorities in connection with the above matters. Depending upon the outcome of these matters, fines or surcharge payments, the amount of which is uncertain, may be imposed on them. In addition, subsequent to these actions by the competent authorities, civil disputes, including class action lawsuits, involving the Company and some of these companies have arisen in a number of countries, including in the U.S. and Canada. A reasonably estimated amount was accrued for the potential losses in relation to certain of these civil lawsuits.

Depending upon the outcome of the above legal proceedings, there may be an adverse effect on the consolidated financial position or results of operations. Currently the Company is unable to estimate the adverse effect, if any, of many of these proceedings. Accordingly, except as otherwise stated, no accrual for potential loss has been made. The actual amount of fines, surcharge payments or any other payments resulting from these legal proceedings may be different from the accrued amounts.

In addition to the above, the Company and certain subsidiaries are subject to several legal proceedings and claims which have arisen in the ordinary course of business and have not been finally adjudicated. These actions when ultimately concluded and determined will not, in the opinion of management, have a material adverse effect on the consolidated financial position or results of operations of the Company and subsidiaries.